(Translation)

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

(NAV Sale)

PUTNAM U.S. GOVERNMENT INCOME TRUST

(2276)

AMENDMENT TO SECURITIES REGISTRATION STATEMENT

To:  Director-General of Kanto Local Finance Bureau

                                                Filing Date: January 23, 2004

Name of the Registrant Fund:               PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative  Charles E. Porter
of Trustees:                               Executive Vice President, Treasurer

Address of Principal Office:               One Post Office Square
                                           Boston, Massachusetts 02109
                                           U. S. A.

Name and Title of Attorney-in-fact:        Akihiro Wani
                                           Attorney-at-Law
                                           Signature [Akihiro Wani]
                                           ---------------------------
                                                    (Seal)

Address or Location of Attorney-in-fact:   Mitsui, Yasuda, Wani & Maeda
                                           Akasaka 2.14 Plaza Bldg.
                                           14-32, Akasaka 2-chome
                                           Minato-ku, Tokyo 107-0052 Japan

Name of Liaison Contact:                   Akihiro Wani
                                           Attorney-at-Law

Place of Liaison Contact:                  Mitsui, Yasuda, Wani & Maeda
                                           Akasaka 2.14 Plaza Bldg.
                                           14-32, Akasaka 2-chome
                                           Minato-ku, Tokyo 107-0052 Japan

Phone Number:                              03-2224-0020

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of
Foreign Investment Fund Securities:

PUTNAM U.S. GOVERNMENT INCOME TRUST

Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 95.38 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share by the number of shares to be issued in respect of 95.38 million Class M Shares. (The maximum amount expected to be sold is 1,260 million U.S. dollars (JPY134.7 billion).

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY106.93, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 5, 2004.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2003 (U.S.$13.21) by 95.38 million Class M Shares for convenience.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement in Japanese is 6 including front pages.)

REASON FOR FILING THIS AMENDMENT TO
SECURITIES REGISTRATION STATEMENT:

Subject to the occurrence of some changes to the contents disclosed in the Securities Registration Statement in respect of Putnam U.S. Government Income Trust (the "Fund"), which was filed on March 31, 2003 (as amended on April 16, 2003, June 30, 2003 and December 19, 2003) in connection with the continuous public offering of shares of the Fund, this Amendment to Securities Registration Statement is filed pursuant to the provisions of
Article 7 of the Securities Exchange Law and Article 13 of the Cabinet Office Ordinance relating to the Disclosure of the Specified Securities.

CONTENTS

PART II. INFORMATION CONCERNING THE FUND ............................. 1

I. DESCRIPTION OF THE FUND ........................................... 1

1. NATURE OF THE FUND ................................................ 1

(C) Structure of the Fund ............................................ 1

6. MANAGEMENT AND ADMINISTRATION ..................................... 2

(1) Outline of Management of Assets, etc.: ........................... 2

PART III. SPECIAL INFORMATION ........................................ 4

I. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY ...................... 4

5. MISCELLANEOUS ..................................................... 4

(5) Litigation, etc. ................................................. 4

Note: The revised parts are marked with underline.

PART II. INFORMATION CONCERNING THE FUND

I. DESCRIPTION OF THE FUND

1. NATURE OF THE FUND

(C) Structure of the Fund

B. Trustee

[Before Amendment]

(3) Amendment to the Agreement and Declaration of Trust

Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.

(4) Litigation and Other Significant Events

Nothing which has or which would have a material adverse effect on the Fund has occurred which is required to be disclosed and has not been disclosed. The fiscal year end of the Fund is September 30. The Fund is established for an indefinite period and may be dissolved at any time by vote of the shareholders holding at least two-thirds of the shares entitled to vote or by the Trustees by written notice to shareholders.

[After Amendment]

(3) Amendment to the Agreement and Declaration of Trust

Generally, approval of shareholders is required to amend the Agreement and Declaration of Trust, except for certain matters such as change of name, curing any ambiguity or curing any defective or inconsistent provision.

6. MANAGEMENT AND ADMINISTRATION

(1) Outline of Management of Assets, etc.:

(G) Miscellaneous:

[Before Amendment]

(4) How Performance Is Shown:

(omitted)

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

[After amendment]

(4) How Performance Is Shown:

(omitted)

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes.

(5) Litigation and Other Significant Events

Regulatory matters and litigation.

On November 13, 2003, the Investment Management Company agreed to entry of an order by the Securities and Exchange Commission (the "SEC") in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six investment professionals of the Investment Management Company. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holding, and valuations. The six individuals are no longer employed by the Investment Management Company. Under the order, the Investment Management Company will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. The Investment Management Company neither admitted nor denied the order's findings, which included findings that the Investment Management Company willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, the Investment Management Company will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. The Investment Management Company, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against the Investment Management Company in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending. The Investment Management Company has committed to make complete restitution for any losses suffered by Putnam shareholders as a result of any improper market-timing activities by Putnam employees or within Putnam-administered 401(k) plans.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, the Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for the Investment Management Company and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. In addition, Marsh & McLennan Companies, Inc., the Investment Management Company's parent company, has engaged counsel to conduct a separate review of the Investment Management Company's policies and controls related to short-term trading. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

PART III. SPECIAL INFORMATION

I. OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY

5. MISCELLANEOUS

(5) Litigation, etc.

[Before amendment]

There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or Investment Management Company within the six-month period preceding the filing of this Registration Statement.

[After amendment]

Regulatory matters and litigation.

On November 13, 2003, the Investment Management Company agreed to entry of an order by the Securities and Exchange Commission (the "SEC") in partial resolution of administrative and cease-and-desist proceedings initiated by the SEC on October 28, 2003 in connection with alleged excessive short-term trading by at least six investment professionals of the Investment Management Company. The SEC's findings reflect that four of those employees engaged in such trading in funds over which they had investment decision-making responsibility and had access to non-public information regarding, among other things, current portfolio holding, and valuations. The six individuals are no longer employed by the Investment Management Company. Under the order, the Investment Management Company will make restitution for losses attributable to excessive short-term trading by Putnam employees, institute new employee trading restrictions and enhanced employee trading compliance, retain an independent compliance consultant, and take other remedial actions. The Investment Management Company neither admitted nor denied the order's findings, which included findings that the Investment Management Company willfully violated provisions of the federal securities laws. A civil monetary penalty and other monetary relief, if any, will be determined at a later date. If a hearing is necessary to determine the amounts of such penalty or other relief, the Investment Management Company will be precluded from arguing that it did not violate the federal securities laws in the manner described in the SEC order, the findings set forth in the SEC order will be accepted as true by the hearing officer and additional evidence may be presented. The Investment Management Company, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees. Administrative proceedings instituted by the Commonwealth of Massachusetts on October 28, 2003 against the Investment Management Company in connection with alleged market timing activities by Putnam employees and by participants in some Putnam-administered 401(k) plans are pending. The Investment Management Company has committed to make complete restitution for any losses suffered by Putnam shareholders as a result of any improper market-timing activities by Putnam employees or within Putnam-administered 401(k) plans.

The SEC's and Commonwealth's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against the Investment Management Company and certain related parties, including certain Putnam funds. The Investment Management Company has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, the Investment Management Company believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for the Investment Management Company and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. In addition, Marsh & McLennan Companies, Inc., the Investment Management Company's parent company, has engaged counsel to conduct a separate review of the Investment Management Company's policies and controls related to short-term trading. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.